SCHEDULE OF NOTE PAYABLE (Details) (Parenthetical) - USD ($)									1 Months Ended			2 Months Ended	9 Months Ended		12 Months Ended
	Sep. 08, 2021	Aug. 12, 2021	Jul. 22, 2021	Apr. 22, 2021	Jan. 10, 2020	Aug. 22, 2019	Jul. 11, 2019	Jan. 09, 2019	Sep. 30, 2019	Jan. 31, 2019	Jan. 31, 2018	Nov. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Apr. 21, 2021	Apr. 18, 2021	Apr. 17, 2021	Mar. 31, 2021	Feb. 20, 2020	Feb. 18, 2020	Nov. 12, 2019	Sep. 13, 2019	Sep. 05, 2019	Jul. 15, 2019	Jun. 30, 2017	Dec. 11, 2015	Dec. 15, 2014
Line of Credit Facility [Line Items]
Loans received													$ 1,713,924	$ 1,517,407
Shares issued price per share									$ 0.22		$ 0.50				$ 0.008											$ 0.50	$ 0.01	$ 0.001
Number of new stock issued	310,000	310,000	1,300,000						11,000,000	400,000	466,667	1,650,000			17,275,871
Forbearance agreement for existing loan																			$ 273,187
Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Principal and Interest paid off																$ 617,600
Principal and interest paid-off to unrelated party																$ 95,000
Unrelated Party [Member] | Note Payable Ten [Member]
Line of Credit Facility [Line Items]
Number of new stock issued						10,000
Officer [Member]
Line of Credit Facility [Line Items]
Loan received from officer				$ 190,000
Secured Promissory Note [Member]
Line of Credit Facility [Line Items]
Shares issued price per share																				$ 0.10	$ 0.10	$ 0.067	$ 0.10	$ 0.10	$ 0.10
Refinancing loan																	$ 183,000	$ 408,875
Amazon Lending [Member]
Line of Credit Facility [Line Items]
Loans received					$ 26,000		$ 11,000	$ 7,000